VALUATION PROVISIONS OF INVENTORIES	6 Months Ended
Jun. 30, 2024
Classes of current inventories [abstract]
VALUATION PROVISIONS OF INVENTORIES	VALUATION PROVISIONS OF INVENTORIES
Gross and net inventories

In millions	June 30, 2024	December 31, 2023
Gross inventories	$1,275.7	$1,129.0
Net realizable value valuation provision	(34.7)	(29.4)
Net inventories	$1,241.0	$1,099.6

In millions	June 30, 2024	December 31, 2023
Net inventories
Raw materials and consumables	$39.3	$45.0
Work in progress	38.2	48.7
Finished goods	1,163.5	1,005.9
Total	$1,241.0	$1,099.6